PURCHASE ADVANCES, NET	12 Months Ended
Jun. 30, 2018
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Assets Disclosure [Text Block]
NOTE 7. PURCHASE ADVANCES, NET

The Company purchased products and services from third parties during the normal course of business. Purchase advances, net consisted of the following:

	June 30, 2017	June 30, 2018	June 30, 2018
Third Party	RMB	RMB	U.S. Dollars
Capitalized pre-contract costs	¥151,545	¥1,508,491	$227,876
Capitalized contract costs	4,634,689	4,221,942	637,775
Prepayment for others	7,091,556	7,376,745	1,114,345
Allowance for doubtful accounts	(401,790)	(452,632)	(68,375)
Total	¥11,476,000	¥12,654,546	$1,911,621

Provision for doubtful accounts of purchase advances were ¥12,368,755, ¥381,436 and ¥62,556 ($9,450) for the years ended June 30, 2016, 2017 and 2018, respectively. The Company recorded allowance for these advances and will continue to try to collect or get inventories delivered. These payments were advanced for certain customized equipment of the planned projects. As those projects were delayed or canceled or there is rare chance to be profitable, the Company decided to suspend those projects and recorded allowances related to advanced payments for those projects as the Company may not be able to receive those funds back. Management is still making efforts to collect partially or negotiate with venders for some other alternative solutions to minimize the Company’s loss.

Movement of allowance for doubtful accounts is as follows:

	June 30, 2017	June 30, 2018	June 30, 2018
	RMB	RMB	U.S. Dollars
Beginning balance	¥16,591,247	¥401,790	$60,695
Charge to expense	381,436	62,556	9,450
Less: write-off	(16,570,893)	(11,714)	(1,770)
Ending balance	¥401,790	¥452,632	$68,375